Hedging Instruments - Summary of Forward Foreign Currency Contracts (Details) - Forward Foreign Currency Contracts € in Thousands	Dec. 31, 2025 EUR (€) Rate	Dec. 31, 2024 EUR (€) Rate	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about hedged items [line items]
Notional amount | €	€ 500,000	€ 970,000	€ 470,000
Weighted average forward price (EUR/USD) | Rate	1.1	1.1
Less than 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount | €	€ 500,000	€ 470,000
Weighted average forward price (EUR/USD) | Rate	1.1	1.1
Greater than 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount | €		€ 500,000
Weighted average forward price (EUR/USD) | Rate		1.1